Leases - Summary of Supplemental Information Related To The Group's Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash paid for operating leases	¥ 25,224	¥ 35,491	¥ 31,988
Cash paid for financing leases
Operating cash flows from finance leases			56
Financing cash flows from finance leases			¥ 19